Subsequent events (Details) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants	160,000
Grant date fair value for ordinary shares issued to independent directors and certain employees	$ 3.36
Compensation expense		$ 538